UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-1629
                                   ------------


                       RIVERSOURCE DIMENSIONS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


         50606 Ameriprise Financial Center, Minneapolis, Minnesota    55474
--------------------------------------------------------------------------------
               (Address of principal executive offices)             (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------

Date of reporting period:    4/30
                         --------------
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                               PORTFOLIO HOLDINGS

                                       FOR

                             RIVERSOURCE DISCIPLINED

                              SMALL CAP VALUE FUND

                               AT APRIL 30, 2006


INVESTMENTS IN SECURITIES

RiverSource Disciplined Small Cap Value Fund(d)

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)


COMMON STOCKS (89.7%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (0.6%)
Ceradyne                                 710(b)                 $37,630
Kaman                                  1,560                     37,908
Total                                                            75,538

AIR FREIGHT & LOGISTICS (0.8%)
EGL                                      697(b)                  32,564
Forward Air                            1,893                     76,042
Total                                                           108,606

AUTO COMPONENTS (2.1%)
American Axle & Mfg Holdings           2,683                     47,248
ArvinMeritor                           2,883                     47,944
BorgWarner                               921                     55,932
Cooper Tire & Rubber                   2,596                     32,969
Lear                                   2,824                     66,590
Superior Inds Intl                     1,095                     20,608
Total                                                           271,291

BIOTECHNOLOGY (1.8%)
Albany Molecular Research              3,210(b)                  32,100
Arena Pharmaceuticals                  3,433(b)                  48,612
BioMarin Pharmaceutical                3,856(b)                  47,429
Regeneron Pharmaceuticals                872(b)                  12,661
Tanox                                  2,800(b)                  45,052
Vertex Pharmaceuticals                 1,257(b)                  45,717
Total                                                           231,571

BUILDING PRODUCTS (0.9%)
Ameron Intl                              469                     30,809
USG                                      841(b)                  89,961
Total                                                           120,770

CAPITAL MARKETS (2.5%)
American Capital Strategies            1,356                     47,216
Investment Technology Group            1,452(b)                  76,942
Janus Capital Group                    2,663                     51,822
LaBranche & Co                         3,747(b)                  52,945

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CAPITAL MARKETS (CONT.)
Piper Jaffray Companies                  619(b)                 $43,268
Stifel Financial                         488(b)                  19,666
SWS Group                              1,511                     41,386
Total                                                           333,245

CHEMICALS (2.5%)
Airgas                                   785                     31,753
NewMarket                              1,639                     83,343
OM Group                               2,963(b)                  84,860
Sensient Technologies                  4,204                     86,393
Spartech                                 672                     15,879
WR Grace & Co                          1,524(b)                  23,912
Total                                                           326,140

COMMERCIAL BANKS (6.5%)
BancorpSouth                           2,765                     70,867
Chemical Financial                     2,917                     84,914
Chittenden                             3,198(e)                  88,137
Citizens Banking                       3,483                     91,080
City Natl                                581                     42,390
Commerce Bancshares                      860                     44,935
Community Trust Bancorp                2,869                     96,111
First BanCorp Puerto Rico              7,321(c)                  77,603
First Indiana                          1,623                     41,484
FirstMerit                             2,387                     58,696
Susquehanna Bancshares                 3,419                     81,612
TCF Financial                            998                     26,806
Trustmark                              1,870                     58,737
Total                                                           863,372

COMMERCIAL SERVICES & SUPPLIES (3.5%)
Banta                                  1,636                     82,749
CBIZ                                   8,113(b)                  67,662
CDI                                      677                     19,193
Deluxe                                 3,720                     88,684
IKON Office Solutions                  2,173                     28,684
Layne Christensen                      2,251(b)                  66,405

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (CONT.)
Spherion                               2,455(b)                 $25,974
Viad                                   2,561                     84,180
Total                                                           463,531

COMMUNICATIONS EQUIPMENT (1.3%)
Black Box                                877                     41,149
Redback Networks                       4,099(b)                  91,818
Tellabs                                2,024(b)                  32,080
Total                                                           165,047

COMPUTERS & PERIPHERALS (0.9%)
Adaptec                                3,931(b)                  21,738
Intergraph                             2,196(b)                  96,668
Total                                                           118,406

CONSTRUCTION & ENGINEERING (1.7%)
Comfort Systems USA                    4,699                     71,706
EMCOR Group                              936(b)                  46,847
Insituform Technologies Cl A           1,452(b)                  36,997
Perini                                 2,357(b)                  70,781
Total                                                           226,331

CONSUMER FINANCE (0.9%)
AmeriCredit                              794(b)                  24,042
Cash America Intl                      1,468                     48,268
First Cash Financial Services          2,248(b)                  47,590
Total                                                           119,900

DISTRIBUTORS (0.4%)
Andersons                                513                     53,609

DIVERSIFIED FINANCIAL SERVICES (0.5%)
Hudson Highland Group                  1,544(b)                  31,112
NASDAQ Stock Market                    1,085(b)                  40,600
Total                                                            71,712

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Time Warner Telecom Cl A               3,639(b,e)                61,026


See accompanying notes to investments in securities.

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COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ELECTRIC UTILITIES (1.8%)
Allegheny Energy                         714(b)                 $25,440
Allete                                 1,733                     81,051
CenterPoint Energy                     2,377                     28,572
Duquesne Light Holdings                1,080                     18,328
Great Plains Energy                    1,357                     38,335
Northeast Utilities                    1,170                     23,576
TECO Energy                            1,390                     22,212
Total                                                           237,514

ELECTRICAL EQUIPMENT (1.7%)
AO Smith                                 331                     15,696
Encore Wire                            2,658(b)                 111,450
General Cable                          2,961(b)                  93,479
Total                                                           220,625

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.4%)
Aeroflex                               2,692(b)                  33,946
Brightpoint                            1,652(b)                  55,309
Plexus                                 1,029(b)                  44,823
Rofin-Sinar Technologies                 283(b)                  15,879
SYNNEX                                 4,474(b)                  84,783
Technitrol                             2,459                     61,574
Viisage Technology                     1,424(b)                  23,880
Total                                                           320,194

ENERGY EQUIPMENT & SERVICES (1.1%)
Cameron Intl                             875(b)                  43,960
RPC                                    3,460                     95,807
Total                                                           139,767

FOOD & STAPLES RETAILING (1.3%)
Pathmark Stores                        2,711(b)                  28,059
Ruddick                                3,235                     75,084
SUPERVALU                              1,596                     46,300
Weis Markets                             488                     20,257
Total                                                           169,700

FOOD PRODUCTS (0.5%)
Flowers Foods                            778                     21,854
Lancaster Colony                         398                     16,338
Smithfield Foods                       1,165(b)                  31,338
Total                                                            69,530

GAS UTILITIES (0.3%)
Nicor                                    560                     22,182
Peoples Energy                           476                     17,293
Total                                                            39,475

HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Hillenbrand Inds                       1,015                     52,130
Hologic                                  868(b)                  41,378
Molecular Devices                      1,021(b)                  32,672
Total                                                           126,180

HEALTH CARE PROVIDERS & SERVICES (1.2%)
Health Net                             1,049(b)                  42,694
Odyssey HealthCare                     2,081(b)                  36,189
Omnicare                                 561                     31,814
Per-Se Technologies                    1,690(b)                  47,236
Total                                                           157,933

HOTELS, RESTAURANTS & LEISURE (1.2%)
Bob Evans Farms                        1,000                     28,880
Papa John's Intl                       1,594(b)                  53,271

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HOTELS, RESTAURANTS & LEISURE (CONT.)
Pinnacle Entertainment                   786(b)                 $21,458
Ryan's Restaurant Group                1,687(b)                  22,589
Six Flags                              3,942(b)                  36,306
Total                                                           162,504

HOUSEHOLD DURABLES (3.3%)
Beazer Homes USA                       1,033                     59,532
Blyth                                  1,775                     36,476
Ethan Allen Interiors                  1,142                     51,264
Furniture Brands Intl                  1,887                     43,401
La-Z-Boy                               1,652                     25,309
Lifetime Brands                        1,121                     33,204
M/I Homes                                734                     31,687
MDC Holdings                             643                     37,153
Standard-Pacific                       1,223                     38,781
Technical Olympic USA                    995                     20,895
WCI Communities                          884(b)                  22,657
Whirlpool                                106                      9,514
William Lyon Homes                       209(b)                  20,910
Total                                                           430,783

INSURANCE (7.1%)
Alfa                                   2,399                     40,399
American Physicians Capital              329(b)                  15,897
AmerUs Group                           1,131                     66,333
Argonaut Group                         1,292(b)                  45,091
CNA Surety                             1,120(b)                  20,149
Commerce Group                         1,002                     58,126
FBL Financial Group Cl A                 528                     17,767
Harleysville Group                       733                     21,990
LandAmerica Financial Group              571                     39,616
Mercury General                          979                     52,249
Natl Western Life  Insurance Cl A        124                     28,768
Old Republic Intl                      3,311                     73,670
Presidential Life                        928                     22,875
Protective Life                          962                     48,485
Reinsurance Group  of America          1,078                     51,852
StanCorp Financial Group               1,312                     64,734
Stewart Information Services             668                     28,858
Transatlantic Holdings                 1,189                     68,308
Triad Guaranty                         1,784(b)                  97,264
United Fire & Casualty                   451                     13,503
WR Berkley                             1,465                     54,820
Total                                                           930,754

INTERNET SOFTWARE & SERVICES (0.3%)
SonicWALL                              4,176(b)                  35,454

IT SERVICES (1.9%)
Ceridian                               1,236(b)                  29,948
Convergys                              4,025(b)                  78,368
Sabre Holdings Cl A                      967                     22,328
StarTek                                  810                     18,492
Sykes Enterprises                      2,084(b)                  33,740
Tyler Technologies                     3,944(b)                  43,502
Unisys                                 3,525(b)                  21,996
Total                                                           248,374

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Callaway Golf                          1,342                    $21,445
JAKKS Pacific                          1,148(b)                  26,025
Total                                                            47,470

MACHINERY (2.0%)
Cascade                                  980                     40,670
Flowserve                                584(b)                  33,592
Lincoln Electric Holdings                746                     40,888
Manitowoc                                956                     47,408
SPX                                      489                     26,773
Tennant                                  376                     19,138
Trinity Inds                             838                     53,213
Total                                                           261,682

METALS & MINING (4.5%)
AM Castle & Co                         1,575                     56,858
Arch Coal                                440                     41,796
Commercial Metals                        809                     44,010
Reliance Steel & Aluminum                660                     58,707
RTI Intl Metals                        1,398(b)                  84,075
Ryerson                                2,206                     64,812
Steel Dynamics                           287                     17,920
Stillwater Mining                      4,563(b)                  77,434
Titanium Metals                          983(b)                  70,432
United States Steel                    1,122                     76,857
Total                                                           592,901

MULTILINE RETAIL (0.9%)
Conn's                                 1,144(b)                  39,090
Dollar Tree Stores                     1,291(b)                  33,656
Family Dollar Stores                   1,740                     43,501
Total                                                           116,247

MULTI-UTILITIES & UNREGULATED POWER (0.2%)
CMS Energy                             2,241(b)                  29,850

OIL, GAS & CONSUMABLE FUELS (3.4%)
Carrizo Oil & Gas                      1,037(b)                  30,467
Edge Petroleum                         1,304(b)                  30,135
Giant Inds                               505(b)                  36,299
Houston Exploration                    1,776(b)                  99,315
PetroQuest Energy                      2,321(b)                  27,457
St. Mary Land & Exploration              847                     35,710
Stone Energy                           1,817(b)                  85,581
Swift Energy                             761(b)                  32,236
Tesoro                                   636                     44,469
Western Gas Resources                    535                     27,820
Total                                                           449,489

PAPER & FOREST PRODUCTS (0.3%)
Schweitzer-Mauduit Intl                1,821                     44,086

PHARMACEUTICALS (1.2%)
Alpharma Cl A                            638                     16,748
King Pharmaceuticals                   6,441(b)                 112,008
Mylan Laboratories                     1,157                     25,269
Total                                                           154,025

REAL ESTATE INVESTMENT TRUST (7.2%)
American Home Mtge  Investment         1,078                     37,428
Annaly Mtge Management                 4,754                     64,036
Anthracite Capital                     8,024                     85,054
Anworth Mtge Asset                     9,310                     75,132


See accompanying notes to investments in securities.

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


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

REAL ESTATE INVESTMENT TRUST (CONT.)
Corporate Office
  Properties Trust                     1,034                    $42,911
IMPAC Mtge Holdings                   10,716                    101,803
Kilroy Realty                            606                     43,220
MFA Mtge Investments                  13,901                     95,362
New Century Financial                  1,543                     79,032
RAIT Investment Trust                  3,347                     86,620
Redwood Trust                          2,132                     90,546
Saxon Capital                          7,750                     89,358
Thornburg Mtge                         2,510                     72,564
Total                                                           963,066

ROAD & RAIL (1.8%)
Arkansas Best                          1,901                     81,591
Genesee & Wyoming Cl A                 2,772(b)                  90,839
Marten Transport                       1,162(b)                  25,308
YRC Worldwide                          1,101(b)                  46,242
Total                                                           243,980

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Intersil Cl A                          1,036                     30,676
Kopin                                  6,283(b)                  34,933
Silicon Storage Technology             6,173(b)                  28,211
Standard Microsystems                  1,514(b)                  35,276
Zoran                                  3,170(b)                  86,985
Total                                                           216,081

SOFTWARE (1.3%)
Nuance Communications                  3,798(b)                  48,728
Reynolds & Reynolds Cl A                 791                     23,524
SPSS                                   1,970(b)                  68,675
Synopsys                               1,269(b)                  27,702
Total                                                           168,629

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SPECIALTY RETAIL (3.3%)
Borders Group                          2,137                    $50,433
Charlotte Russe Holding                1,405(b)                  30,348
Dress Barn                             1,638(b)                  41,425
Foot Locker                            1,698                     39,360
Group 1 Automotive                     1,017                     55,508
Lithia Motors Cl A                       409                     13,861
Pier 1 Imports                         3,219                     38,853
Rent-A-Center                          1,733(b)                  47,865
Sonic Automotive                       1,444                     39,017
Talbots                                1,480                     35,106
Zale                                   1,528(b)                  37,665
Total                                                           429,441

TEXTILES, APPAREL & LUXURY GOODS (2.8%)
Brown Shoe                               747                     28,408
Columbia Sportswear                      771(b)                  39,236
Jones Apparel Group                    2,032                     69,799
Kellwood                               1,018                     32,617
Liz Claiborne                          1,813                     70,798
Oxford Inds                              416                     18,179
Polo Ralph Lauren                        559                     33,942
Steven Madden                          1,513                     80,553
Total                                                           373,532

THRIFTS & MORTGAGE FINANCE (4.5%)
Accredited Home  Lenders Holding         661(b)                  38,199
Astoria Financial                        822                     25,745
City Bank Lynnwood                       612                     28,299
Doral Financial                        7,452(c)                  58,945
Federal Agricultural  Mtge Cl C        1,134                     32,625
Flagstar Bancorp                       5,151                     82,417
Fremont General                        1,256                     27,933

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

THRIFTS & MORTGAGE FINANCE (cont.)
IndyMac Bancorp                          675                    $32,616
PMI Group                              1,670                     77,071
Radian Group                           1,281                     80,344
W Holding                             10,958(c)                  82,075
Washington Federal                     1,323                     31,646
Total                                                           597,915

TOBACCO (0.8%)
Universal                              2,390                     90,987
Vector Group                           1,035                     18,630
Total                                                           109,617

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
American Tower Cl A                    1,508(b)                  51,483
Crown Castle Intl                      1,389(b)                  46,740
SBA Communications Cl A                1,597(b)                  40,117
Total                                                           138,340

TOTAL COMMON STOCKS
(Cost: $11,039,405)                                         $11,835,233

SHORT-TERM SECURITIES (7.6%)

ISSUER                       EFFECTIVE         AMOUNT          VALUE(a)
                               YIELD         PAYABLE AT
                                              MATURITY

U.S. GOVERNMENT AGENCIES
Federal Natl Mtge Assn Disc Nts
  05-01-06                      4.70%        $1,000,000        $999,608

TOTAL SHORT-TERM SECURITIES
(Cost: $999,739)                                               $999,608

TOTAL INVESTMENTS IN SECURITIES
(Cost: $12,039,144)(f)                                      $12,834,841


NOTES TO INVESTMENTS IN SECURITIES

(a) All securities are valued at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2006, the value of foreign securities represented 1.7% of net assets.

(d)   Shares became publicly available on Feb. 16, 2006.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      TYPE OF SECURITY                                        CONTRACTS
      ----------------------------------------------------------------------
      PURCHASE CONTRACTS
      Russell Mini, June 2006                                        11

(f) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $12,039,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                               $ 1,085,000
      Unrealized depreciation                                  (289,000)
      -----------------------------------------------------------------
      Net unrealized appreciation                           $   796,000
      -----------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and
Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


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


NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


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                                                              S-6397-80 E (6/06)

ITEM 2.  CONTROL AND PROCEDURES.

(A) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(B) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         RIVERSOURCE DIMENSIONS SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 28, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          June 28, 2006